Cash - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Lease Liabilities [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	RM 2,217,028		RM 26,208	RM 101,269
Changes from financing cash flows:
Payment of capital element of lease liabilities	(339,747)		(161,857)	(75,061)
Payment of interest element of lease liabilities	(253,389)		(124,157)	(4,711)
Repayment to related parties
Proceeds from bank borrowing
Advance received from a related party
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan
Proceeds from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	(593,136)		(286,014)	(79,772)
Other changes:
Increase in lease liabilities from entering into new leases during the year	616,029		2,352,677
Finance costs (note 21)	253,389		124,157	4,711
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares
Redemption of redeemable convertible preference shares
Equity component of redeemable convertible preference shares
Other expenses
Effect of foreign exchange rate
Change arising from investing activities
Change arising from operating activities
Total other changes	869,418		2,476,834	4,711
Balance	2,493,310	$ 557,850	2,217,028	26,208
Balance (in Dollars)	2,493,310		2,217,028	26,208
Redeemable convertible preference shares [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	6,483,536		2,500,000	500,000
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties
Proceeds from bank borrowing
Advance received from a related party
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan
Proceeds from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares	7,989,890		3,609,483	2,000,000
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	7,989,890		3,609,483	2,000,000
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 21)
Conversion of redeemable convertible preference shares	(4,389,989)
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares			704,900
Redemption of redeemable convertible preference shares			177,600
Equity component of redeemable convertible preference shares	(321,679)		(459,417)
Other expenses
Effect of foreign exchange rate	(171,388)		(49,030)
Change arising from investing activities
Change arising from operating activities
Total other changes	(4,883,056)		374,053	374,053
Balance	9,590,370	2,145,737	6,483,536	2,500,000
Balance (in Dollars)	9,590,370		6,483,536	2,500,000
Other payables [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	1,213,527		181,655	46,979
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties
Proceeds from bank borrowing
Advance received from a related party
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan
Proceeds from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares			918,274
Interest paid for redeemable convertible preference shares	(355,394)		(175,000)	(25,000)
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	(355,394)		743,274	(25,000)
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 21)	1,384,065		360,407	85,938
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares
Redemption of redeemable convertible preference shares			(177,600)
Equity component of redeemable convertible preference shares
Other expenses
Reclass to other payables			770
Effect of foreign exchange rate
Change arising from investing activities
Change arising from operating activities	863,278		105,021	73,738
Total other changes	2,247,343		288,598	159,676
Balance	3,105,476	694,815	1,213,527	181,655
Balance (in Dollars)	3,105,476		1,213,527	181,655
Amounts due to related parties [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	3,404,046		264,607	52,848
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties	(37,431)
Proceeds from bank borrowing
Advance received from a related party			1,042,409	130,038
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan	(70,925)
Proceeds from shareholder’s loan			1,363,000
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee			(137,912)
Total changes from financing cash flows	(108,356)		2,267,497	130,038
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 21)	27,260		17,081
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares			137,912
Loss of redeemable convertible preference shares
Redemption of redeemable convertible preference shares
Equity component of redeemable convertible preference shares
Other expenses
Reclass to other payables
Effect of foreign exchange rate
Change arising from investing activities			738,670
Change arising from operating activities	678,900		(21,721)	81,721
Total other changes	706,160		871,942	81,721
Balance	4,001,850	895,370	3,404,046	264,607
Balance (in Dollars)	4,001,850		3,404,046	264,607
Cash Flows from Financing Activities [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	13,385,223		2,972,470	701,096
Changes from financing cash flows:
Payment of capital element of lease liabilities	(339,747)		(161,857)	(75,061)
Payment of interest element of lease liabilities	(253,389)		(124,157)	(4,711)
Repayment to related parties	(37,431)
Proceeds from bank borrowing			69,000
Advance received from a related party			1,042,409	130,038
Payment of principal element of bank borrowing	(14,914)		(1,914)
Payment of interest element of bank borrowing	(4,056)		(796)
Repayment of shareholder’s loan	(70,925)
Proceeds from shareholder’s loan			1,363,000
Proceeds from the issue of redeemable convertible preference shares	7,989,890		3,609,483	2,000,000
Advances received for redeemable convertible preference shares			918,274
Interest paid for redeemable convertible preference shares	(355,394)		(175,000)	(25,000)
Payment of redeemable convertible preference shares commission fee			(137,912)
Total changes from financing cash flows	6,914,034		6,400,530	2,025,266
Other changes:
Increase in lease liabilities from entering into new leases during the year	616,029		2,352,677
Finance costs (note 21)	1,668,770		503,211	90,649
Conversion of redeemable convertible preference shares	(4,389,989)
Commission fee for redeemable convertible preference shares			137,912
Loss of redeemable convertible preference shares			704,900
Redemption of redeemable convertible preference shares
Equity component of redeemable convertible preference shares	(321,679)		(459,417)
Other expenses	857
Reclass to other payables
Effect of foreign exchange rate	(171,388)		(49,030)
Change arising from investing activities			738,670
Change arising from operating activities	1,542,178		83,300	155,459
Total other changes	(1,055,222)		4,012,223	246,108
Balance	19,244,035	4,305,637	13,385,223	2,972,470
Balance (in Dollars)	19,244,035		13,385,223	2,972,470
Bank borrowings [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	67,086
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties
Proceeds from bank borrowing			69,000
Advance received from a related party
Payment of principal element of bank borrowing	(14,914)		(1,914)
Payment of interest element of bank borrowing	(4,056)		(796)
Repayment of shareholder’s loan
Proceeds from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	(18,970)		66,290
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 21)	4,056		1,566
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares
Redemption of redeemable convertible preference shares
Equity component of redeemable convertible preference shares
Other expenses	857
Reclass to other payables			(770)
Effect of foreign exchange rate
Change arising from investing activities
Change arising from operating activities
Total other changes	4,913		796
Balance	53,029	$ 11,865	67,086
Balance (in Dollars)	RM 53,029		RM 67,086